Significant Accounting Policies (Details) - USD ($) $ in Thousands			6 Months Ended			12 Months Ended
	Jan. 01, 2024	Jan. 01, 2022	Jun. 30, 2024		Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Significant Accounting Policies (Details) [Line Items]
Percentage of receivables						10.00%	10.00%
Bad debt expense						$ 380
Impairment charge							704
Participation in research and development expenses			$ 1,808		$ 1,711	$ 3,178	4,695	3,664
Operating lease term period						5 years
Recognized its right-of-use		$ 2,117
Rate for severance pay from salary						8.33%
Expense contributions						$ 266	328	299
Tax position percentage						50.00%
Warrant	$ 1,649			[1]		$ 104
Credit loss expense			$ 289
Government Grants [Member]
Significant Accounting Policies (Details) [Line Items]
Participation in research and development expenses						$ 92	$ 275	$ 1,266
Minimum [Member]
Significant Accounting Policies (Details) [Line Items]
Operating lease term period						3 years
Maximum [Member]
Significant Accounting Policies (Details) [Line Items]
Operating lease term period						5 years

[1]	Less than one thousand U.S. dollars.